Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Operating expenses
General and administrative expenses	$ 783,415	$ 64,445	$ 129,986	$ 2,113,542	$ 212,711	$ 274,756
Administrative fee – related party	30,000	30,000	50,000	90,000	90,000	120,000
Loss from operations	(813,415)	(94,445)	(179,986)	(2,203,542)	(302,711)	(394,756)
Interest income from investments held in Trust Account	127,624	4,034	6,444	345,141	11,969	16,003
Net loss	$ (685,791)	$ (90,411)	$ (173,542)	$ (1,858,401)	$ (290,742)	$ (378,753)
Weighted average shares outstanding of ordinary shares, basic and diluted (in Shares)	13,722,411	20,450,000	15,791,091	18,182,827	20,450,000	20,450,000
Basic and diluted net loss per ordinary share (in Dollars per share)	$ (0.05)	$ 0	$ (0.01)	$ (0.1)	$ (0.01)	$ (0.02)